Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (34,741)	$ (211,125)	$ (18,128)	$ (263,738)	$ (42,831)	$ (73,151)	$ (58,583)
Net loss attributable to non-controlling interests	(16,933)	$ 16,933		$ 16,933
Net loss for Basic and Diluted	$ (17,808)
Public Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares				15,812,500
Private Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares				14,204,375
Earn Out Class A Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares				1,488,519
Vested R S Us [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares				970,389
Vested D S Us [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares				540,032
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of Basic and diluted	48,670,776
Net loss per share attributable to Basic and diluted	$ (0.37)